Earnings (Losses) Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net earnings per share
	Nine months ended September 30,
	2021	2020
Numerator for basic and diluted net earnings (losses) per share:
Net income (loss)	$14,573	$(10,684)

Weighted average shares outstanding:

Denominator for basic earnings (losses) per share	46,200,884	41,059,090

Effect of dilutive securities:
Share options, warrants and restricted share units	1,645,193	-
Denominator for diluted earnings (losses) per share	47,846,077	41,059,090

Basic earnings (losses) per share	$0.32	$(0.26)

Diluted earnings (losses) per share	$0.30	$(0.26)